SUMMARY OF SIGNIFICANT ACOUNTING POLICIES (FY) (Details)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($) $ / shares	Jun. 30, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Jun. 30, 2019 USD ($) $ / shares	Jun. 30, 2018 USD ($) $ / shares	Dec. 31, 2018 USD ($) Segments $ / shares shares	Dec. 31, 2017 USD ($) Segments $ / shares	Jan. 14, 2019 $ / shares	Jan. 13, 2019 $ / shares	Jan. 11, 2019 $ / shares	Jan. 19, 2018 $ / shares	Jan. 18, 2018 $ / shares
Accounting Policies [Line Items]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased | shares						1,147,573
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased | shares						59,431
Restricted Cash | $	$ 156,046		$ 944,582	$ 156,046		$ 3,503,242	$ 944,582
Net Asset Value (in USD per share)								$ 10.16
Share Price (in USD per share)												$ 10
Dividends (in USD per share)	$ 0.176	$ 0.176		$ 0.352	$ 0.41	$ 0.7035	$ 0.7
Contract with Customer, Liability | $	$ 1,098,603	$ 732,934		$ 2,186,463	$ 1,261,519	$ 3,535,163	$ 1,899,485
Percentage of Share in Property Owned						72.70%	72.70%
Number of Reportable Segments | Segments						1	1
Common Class C
Accounting Policies [Line Items]
Share Price (in USD per share)												10
Dividends (in USD per share)						$ 0.7035	$ 0.7
Basic Earnings (in USD per share)						0.16	0.15
Common Class S
Accounting Policies [Line Items]
Net Asset Value (in USD per share)								10.16			$ 10.05	$ 10.16
Dividends (in USD per share)			$ 0.175			0.7035
Basic Earnings (in USD per share)						$ 0.32	$ 0.46
Common Class S | Subsequent Event
Accounting Policies [Line Items]
Net Asset Value (in USD per share)								$ 10.16	$ 10.05	$ 10.16
Less Than One Year | Common Class S
Accounting Policies [Line Items]
Stock Redemption Price (as a percent)											97.00%
Less Than Two Year | Common Class S
Accounting Policies [Line Items]
Stock Redemption Price (as a percent)											98.00%
Later than Two Year but Less than Three Year
Accounting Policies [Line Items]
Stock Redemption Price (as a percent)											99.00%
Later than Three years
Accounting Policies [Line Items]
Stock Redemption Price (as a percent)											100.00%
Minimum
Accounting Policies [Line Items]
Net Asset Value (in USD per share)											$ 10.05
Maximum
Accounting Policies [Line Items]
Net Asset Value (in USD per share)											$ 10.16
Shares Authorized To Be Repurchased Per Month (as a percent)						2.00%
Shares Authorized To Be Repurchased Per Quarter (as a percent)						5.00%
Shares Authorized To Be Repurchased Per Year (as a percent)						20.00%
Building | Minimum
Accounting Policies [Line Items]
Useful Life ( in years)						29 years
Building | Maximum
Accounting Policies [Line Items]
Useful Life ( in years)						48 years
Site Improvement | Maximum
Accounting Policies [Line Items]
Useful Life ( in years)						15 years
Tenant Improvement
Accounting Policies [Line Items]
Useful Life ( in years)						15 years
Tenant Improvement | Maximum
Accounting Policies [Line Items]
Useful Life ( in years)						15 years
Impounded Property Tax
Accounting Policies [Line Items]
Restricted Cash | $						$ 16,315
Santa Clara
Accounting Policies [Line Items]
Restricted Cash | $			$ 944,582			$ 3,486,927	$ 944,582